Average Annual Total Returns - Class Z Shares - Alger Global Focus Fund - AC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes Since Inception	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions Since Inception	Class Z Return After Taxes on Distributions and Sale of Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Shares Since Inception	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	May 31, 2013	39.54%	13.11%	11.42%	39.55%	11.76%	10.54%	23.41%	9.82%	8.87%	16.82%	12.86%	10.43%